FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Trade and other receivables	$ 19,148	$ 21,677
Other financial assets	65,070	60,222
Derivative financial instruments	11,313	8,177
Non-current financial assets	95,531	90,076
Other financial assets	891	1,810
Cash and cash equivalents	$ 133,526	$ 141,762	$ 194,035	$ 184,020